Shareholder's Deficit	12 Months Ended
Dec. 31, 2017
Shareholder's Deficit
Shareholder's Deficit

10.      Shareholder’s Deficit

Common Stock

The Company has authorized and issued 1,000 shares of common stock with a par value of $0.01 per share.

Accumulated Other Comprehensive Loss

	December 31,	December 31,
(in thousands)	2017	2016
Unrealized loss on minimum pension liability adjustment, net of tax	$(6,638)	$(7,826)

Changes in Accumulated Other Comprehensive Income for the year ended December 31, 2017 are as follows:

(in thousands)
Minimum pension liability - balance at December 31, 2016	$(7,826)
Net actuarial gain	445
Reclassification for amortization of net gain	743
Net current year other comprehensive income	1,188
Minimum pension liability - balance at December 31, 2017	$(6,638)

Amount reclassified from accumulated other comprehensive income is included in the selling, general and administrative expense in the Consolidated Statements of Operations.